Fair Value Measurements	12 Months Ended
Sep. 30, 2016
Fair Value Measurements [Abstract]
Fair Value Measurements
14. FAIR VALUE MEASUREMENTS
Fair value is defined as an exit price, i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as follows:

Level 1—	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—	Inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability.

Level 3—	Inputs that are unobservable for the asset or liability based on our own assumptions (about the assumptions market participants would use in pricing the asset or liability).
The methods and assumptions used to measure the fair value of financial instruments are as follows:
Derivatives
The fair value of our interest rate management contracts and forward exchange contracts are quantified using the income approach and are based on estimates using standard pricing models. These models take into account the value of future cash flows as of the balance sheet date, discounted to a present value using discount factors that match both the time to maturity and currency of the underlying instruments. The computation of the fair values of these instruments is generally performed by the Company. These standard pricing models utilize inputs which are derived from or corroborated by observable market data such as interest rate yield curves and currency spot and forward rates. Therefore, the fair value of our derivatives is classified as a level 2 measurement. On an ongoing basis, we randomly test a subset of our valuations against valuations received from the transaction’s counterparty to validate the accuracy of our standard pricing models. Counterparties to these derivative contracts are highly rated financial institutions.
Refer to Note 13, Financial Instruments, for a description of derivative instruments, including details on the balance sheet line classifications.
Long-term Debt
The fair value of our debt is based on estimates using standard pricing models that take into account the value of future cash flows as of the balance sheet date, discounted to a present value using discount factors that match both the time to maturity and currency of the underlying instruments. These standard valuation models utilize observable market data such as interest rate yield curves and currency spot rates. Therefore, the fair value of our debt is classified as a level 2 measurement. We generally perform the computation of the fair value of these instruments.
The carrying values and fair values of financial instruments were as follows:

	30 September 2016		30 September 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Derivatives
Forward exchange contracts	$193.8	$193.8	$146.7	$146.7
Interest rate management contracts	179.9	179.9	171.8	171.8
Liabilities
Derivatives
Forward exchange contracts	$82.6	$82.6	$123.5	$123.5
Interest rate management contracts	12.7	12.7	.8	.8
Long-term debt, including current portion	4,275.1	4,474.0	4,361.6	4,640.5

The carrying amounts reported in the balance sheet for cash and cash items, trade receivables, payables and accrued liabilities, accrued income taxes, and short-term borrowings approximate fair value due to the short-term nature of these instruments. Accordingly, these items have been excluded from the above table.
The following table summarizes assets and liabilities measured at fair value on a recurring basis in the consolidated balance sheets:

	30 September 2016				30 September 2015
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets at Fair Value
Derivatives
Forward exchange contracts	$193.8	$—	$193.8	$—	$146.7	$—	$146.7	$—
Interest rate management contracts	179.9	—	179.9	—	171.8	—	171.8	—
Total Assets at Fair Value	$373.7	$—	$373.7	$—	$318.5	$—	$318.5	$—
Liabilities at Fair Value
Derivatives
Forward exchange contracts	$82.6	$—	$82.6	$—	$123.5	$—	$123.5	$—
Interest rate management contracts	12.7	—	12.7	—	.8	—	.8	—
Total Liabilities at Fair Value	$95.3	$—	$95.3	$—	$124.3	$—	$124.3	$—

The following is a tabular presentation of nonrecurring fair value measurements along with the level within the fair value hierarchy in which the fair value measurement in its entirety falls:

	31 March 2016
	Total	Level 1	Level 2	Level 3	2016 Loss
Plant and Equipment — Discontinued operations(A)	$20.0	$—	$—	$20.0	$913.5

(A)
As a result of our exit from the Energy-from-Waste business, we assessed the recoverability of assets capable of being marketed on a secondary equipment market using an orderly liquidation valuation resulting in an impairment loss for the difference between the orderly liquidation value and net book value of the assets as of 31 March 2016. There were no significant changes to the estimated net realizable value as of 30 September 2016. For additional information, see Note 4, Discontinued Operations.